Inventories, Net - Schedule of Inventories and Reserve of Inventories (Details) - USD ($)		Mar. 31, 2025	Sep. 30, 2024
Schedule of Inventories and Reserve of Inventories [Abstract]
Finished goods	[1]	$ 4,404,291	$ 217,248
Work in progress	[2]	30,455	31,492
Raw materials	[3]	410,445	316,887
Subtotal		4,845,191	565,627
Less: provision for inventories		(50,352)	(42,687)
Inventories, net		$ 4,794,839	$ 522,940

[1]	Finished goods included battery packs and electronic control systems.
[2]	Work in progress included work in progress of electronic control systems.
[3]	Raw materials included components and parts for manufacturing electronic control systems and the provision of maintenance service.